Schedule of Effects of Reinsurance on Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct contract benefits	$ 196,463	$ 207,769	$ 207,433
Contract benefits, net of reinsurance	180,914	184,166	182,786
Non-affiliate
Reinsurance [Line Items]
Assumed contract benefits	709	682	877
Ceded contract benefits	(11,393)	(17,715)	(19,445)
Affiliate
Reinsurance [Line Items]
Ceded contract benefits	$ (4,865)	$ (6,570)	$ (6,079)